Intangible Assets and Goodwill - Summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets and goodwill
Beginning Balance	R$ 3,257,360	R$ 2,549,637
Ending balance	3,184,047	3,257,360
Cost
Intangible assets and goodwill
Beginning Balance	3,647,562	2,747,947
Acquisitions	165,846	151,318
Disposals		(261)
Acquisitions through business combinations		815,510
Finalization of price allocation	975	(66,952)
Ending balance	3,814,383	3,647,562
Amortization
Intangible assets and goodwill
Beginning Balance	(390,202)	(198,310)
Amortization	(240,134)	(192,142)
Disposals		250
Ending balance	(630,336)	(390,202)
Goodwill
Intangible assets and goodwill
Beginning Balance	1,949,901	1,394,351
Ending balance	1,950,876	1,949,901
Goodwill | Cost
Intangible assets and goodwill
Beginning Balance	1,949,901	1,394,351
Acquisitions through business combinations		622,502
Finalization of price allocation	975	(66,952)
Ending balance	1,950,876	1,949,901
Rights on contracts
Intangible assets and goodwill
Beginning Balance	6,710	8,445
Ending balance	4,736	6,710
Rights on contracts | Cost
Intangible assets and goodwill
Beginning Balance	15,263	15,263
Ending balance	15,263	15,263
Rights on contracts | Amortization
Intangible assets and goodwill
Beginning Balance	(8,553)	(6,818)
Amortization	(1,974)	(1,735)
Ending balance	(10,527)	(8,553)
Customer relationships
Intangible assets and goodwill
Beginning Balance	274,735	283,906
Ending balance	237,001	274,735
Customer relationships | Cost
Intangible assets and goodwill
Beginning Balance	348,340	322,143
Acquisitions through business combinations		26,197
Ending balance	348,340	348,340
Customer relationships | Amortization
Intangible assets and goodwill
Beginning Balance	(73,605)	(38,237)
Amortization	(37,734)	(35,368)
Ending balance	(111,339)	(73,605)
Educational system
Intangible assets and goodwill
Beginning Balance	243,279	231,823
Ending balance	206,859	243,279
Educational system | Cost
Intangible assets and goodwill
Beginning Balance	326,136	280,998
Acquisitions through business combinations		45,138
Ending balance	326,136	326,136
Educational system | Amortization
Intangible assets and goodwill
Beginning Balance	(82,857)	(49,175)
Amortization	(36,420)	(33,682)
Ending balance	(119,277)	(82,857)
Copyrights
Intangible assets and goodwill
Beginning Balance	11,419	11,357
Ending balance	25,212	11,419
Copyrights | Cost
Intangible assets and goodwill
Beginning Balance	37,553	29,460
Acquisitions	9,580	7,914
Acquisitions through business combinations		179
Transfer	15,635
Ending balance	62,768	37,553
Copyrights | Amortization
Intangible assets and goodwill
Beginning Balance	(26,134)	(18,103)
Amortization	(11,422)	(8,031)
Ending balance	(37,556)	(26,134)
Software license and development
Intangible assets and goodwill
Beginning Balance	72,609	35,576
Ending balance	85,120	72,609
Software license and development | Cost
Intangible assets and goodwill
Beginning Balance	98,900	45,317
Acquisitions	37,355	43,569
Disposals		(9)
Acquisitions through business combinations		10,023
Ending balance	136,255	98,900
Software license and development | Amortization
Intangible assets and goodwill
Beginning Balance	(26,291)	(9,741)
Amortization	(24,844)	(16,561)
Disposals		11
Ending balance	(51,135)	(26,291)
Trademarks
Intangible assets and goodwill
Beginning Balance	488,831	449,039
Ending balance	471,757	488,831
Trademarks | Cost
Intangible assets and goodwill
Beginning Balance	542,705	476,354
Acquisitions	14,312	101
Acquisitions through business combinations		66,250
Ending balance	557,017	542,705
Trademarks | Amortization
Intangible assets and goodwill
Beginning Balance	(53,874)	(27,315)
Amortization	(31,386)	(26,559)
Ending balance	(85,260)	(53,874)
Educational platform
Intangible assets and goodwill
Beginning Balance	195,506	124,184
Ending balance	192,013	195,506
Educational platform | Cost
Intangible assets and goodwill
Beginning Balance	308,401	170,348
Acquisitions	93,675	75,516
Disposals		(252)
Acquisitions through business combinations		39,771
Transfer	(5,156)	23,018
Ending balance	396,920	308,401
Educational platform | Amortization
Intangible assets and goodwill
Beginning Balance	(112,895)	(46,164)
Amortization	(92,012)	(66,970)
Disposals		239
Ending balance	(204,907)	(112,895)
Non-compete agreement
Intangible assets and goodwill
Beginning Balance	12,298	9,099
Ending balance	9,433	12,298
Non-compete agreement | Cost
Intangible assets and goodwill
Beginning Balance	18,291	11,856
Acquisitions	1,477	985
Acquisitions through business combinations		5,450
Ending balance	19,768	18,291
Non-compete agreement | Amortization
Intangible assets and goodwill
Beginning Balance	(5,993)	(2,757)
Amortization	(4,342)	(3,236)
Ending balance	(10,335)	(5,993)
In Progress
Intangible assets and goodwill
Beginning Balance	2,072	1,857
Ending balance	1,040	2,072
In Progress | Cost
Intangible assets and goodwill
Beginning Balance	2,072	1,857
Acquisitions	9,447	23,233
Transfer	(10,479)	(23,018)
Ending balance	R$ 1,040	R$ 2,072